Investment Property (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of detailed information about investment property

	Land	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2022
Historic cost	7,113,560	3,346,699	10,460,259
Accumulated depreciation	–	(908,645)	(908,645)
Book Value	7,113,560	2,438,054	9,551,614

As of December 31, 2022
Transfers from PPE (cost)	277	–	277
Divestitures	(121,880)	–	(121,880)
Depreciation	–	(85,267)	(85,267)
Conversion effect (cost)	(1,859,082)	(712,681)	(2,571,763)
Conversion effect (depreciation)	–	66,700	66,700
Others increases (decreases) (1)	2,528,154	916,159	3,444,313
Sub-Total	547,469	184,911	732,380
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2022
Historic cost	7,661,029	3,550,177	11,211,206
Accumulated depreciation	–	(927,212)	(927,212)
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2023
Additions	–	36,101	36,101
Depreciation	–	(72,250)	(72,250)
Conversion effect (cost)	(4,013,380)	(1,497,425)	(5,510,805)
Conversion effect (depreciation)	–	117,411	117,411
Others increases (decreases) (1)	2,468,404	798,301	3,266,705
Sub-Total	(1,544,976)	(617,862)	(2,162,838)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2023
Historic cost	6,116,053	2,887,154	9,003,207
Accumulated depreciation	–	(882,051)	(882,051)
Book Value	6,116,053	2,005,103	8,121,156